Loss Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Loss Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share, Amount	1,176,084
Average number of options outstanding	1,176,084	186,563